Capital disclosures	6 Months Ended
Jun. 30, 2012
Capital Disclosures [Abstract]
Capital disclosures

21.	Capital disclosures

The Company’s stated objective when managing capital (comprised of the Company’s debt and shareholders’ equity) is to utilize an appropriate amount of leverage to ensure that the Company is able to carry out its strategic plans and objectives.

To carry out the Company’s strategic plans and objectives, the Company incorporates subsidiaries that hold long term debt and maintain minimum debt service coverage ratios in accordance with the project financing. The debt service coverage ratio determines the maximum debt sizing for our Windstar and Kingman projects.

In accordance with the Windstar and Kingman loan agreements, in order to be eligible to make distributions, the Company must maintain a minimum debt service coverage ratio on each calculation date. The Company’s first calculation date being June 30, 2012, and semi-annually thereafter, for Kingman, while the Windstar calculation date commences October 2012, and is calculated annually on each of January, April, July and October. As at June 30, 2012, the Company was in compliance with its Kingman credit agreement covenants and made its first distribution of $300,000.